Goodwill and Intangible Assets - Additional Information (Detail) - PHP (₱)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Wireless [Member]
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates applied to cash flow projections			9.32%
Growth rate of cash flows beyond the projection of three years			2.00%
Impairment loss relating to goodwill	₱ 0	₱ 0
Fixed Line [Member]
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates applied to cash flow projections			9.32%
Growth rate of cash flows beyond the projection of three years			2.00%
Impairment loss relating to goodwill	₱ 0	₱ 0